Accounts receivable, net - Schedule of concentration of risk, accounts receivable, net (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable, net	¥ 199,744,129	¥ 188,099,873	$ 30,612,127	¥ 129,464,732
Company A
Concentration Risk [Line Items]
Accounts receivable, net	¥ 43,563,107	¥ 37,615,505	6,676,338
Company A | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	22.00%	20.00%
Company B
Concentration Risk [Line Items]
Accounts receivable, net	¥ 39,546,942	¥ 47,776,989	6,060,834
Company B | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	25.00%
Company C
Concentration Risk [Line Items]
Accounts receivable, net	¥ 35,765,532	¥ 23,466,780	$ 5,481,308
Company C | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	12.00%